General and Administrative - Summary of General and Administrative Expenses (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General And Administrative Expenses [Abstract]
Salaries and Benefits	$ 52	$ 35	$ 201	$ 105
Administrative and Other	51	19	159	65
Stock-Based Compensation Expense (Recovery) (Note 24)	28	(3)	97	(15)
Other Long-Term Incentive Benefits Expense (Recovery)	27	0	34	(31)
General and Administrative Expenses	$ 158	$ 51	$ 491	$ 124	$ 292	$ 331	$ 1,020